Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Accounts payable	¥ 6,292	¥ 11,668
Investors’ deposit	8,258	118,796
Other payables and accrued expenses	9,163	19,445
Lease liabilities, current	4,793	11,889
Income taxes payable	1,757	3,536
Amount due to related parties		292
Advance receipts		1,500
Advance receipts from third parties	803
Lease liabilities, non-current	¥ 9,673	¥ 23,259
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001	¥ 0.001
Ordinary shares authorized (in Shares) | shares	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares) | shares	90,472,014	90,472,014
Ordinary shares, outstanding (in Shares) | shares	90,472,014	90,472,014
VIEs
Accounts payable	¥ 3,668	¥ 11,125
Investors’ deposit	8,258	118,796
Other payables and accrued expenses	56,329	62,479
Lease liabilities, current	2,527	4,855
Income taxes payable	1,753	3,536
Amount due to related parties		292
Advance receipts
Advance receipts from third parties
Other tax liabilities, non-current	11,897	11,730
Lease liabilities, non-current	¥ 4,810	¥ 15,154
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.001	¥ 0.001
Ordinary shares authorized (in Shares) | shares	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares) | shares	90,472,014	90,472,014
Ordinary shares, outstanding (in Shares) | shares	90,472,014	90,472,014